Consolidated Statement of Loss and Comprehensive Loss - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net operating revenue		R$ 168,985	R$ 124,545	R$ 89,864
Cost of services provided		(66,138)	(52,813)	(35,833)
Gross profit		102,847	71,732	54,031
Sales and marketing expenses		(28,827)	(27,370)	(22,597)
General and administrative expenses		(93,156)	(53,347)	(56,073)
Impairment of goodwill		(11,373)	(86,897)	(6,758)
Other operating income (expenses), net		17,597	182	12
Listing Expense	[1]	(176,282)
Operating loss		(189,194)	(95,700)	(31,385)
Financial income and expenses, net		(55,110)	(16,730)	(42,479)
Loss before income tax		(244,304)	(112,430)	(73,864)
Income tax, net		(3,558)	(1,776)	(3,835)
Net loss representing total comprehensive loss for the year		(247,862)	(114,206)	(77,699)
Net loss attributed to:
Owners of the Company		(254,711)	(114,408)	(77,699)
Non-controlling interests		R$ 6,849	R$ 202
Loss per share
Basic loss per share (R$) (in Brazil Real per share)		R$ (10.73)	R$ (6.48)	R$ (4.86)
Diluted loss per share (in Brazil Real per share)		R$ (10.73)	R$ (6.48)	R$ (4.86)

[1]	Listing Expense The SPAC merger was accounted for as a capital reorganization with Nvni Group Limited determined to be the accounting acquirer of Mercato. Mercato does not meet the definition of a “business” pursuant to IFRS 3 Business Combinations, and therefore the Business Combination is expected to be considered a capital transaction and shall be accounted for as a share-based payment transaction under IFRS 2 Share-Based Payments, whereby Nvni Group Limited will issue shares for Mercato’s net assets. Under this method of accounting, the acquisition of Mercato will be stated at historical cost, with no goodwill or other intangible assets recorded. Accordingly, the Group recorded a one-time non-cash expense of R$(176,282). In accordance with IFRS 2, the expense represents the cost incurred in connection with achieving a listing on the Nasdaq Global Market (the “Listing Expense”). The expense is calculated as the difference between the fair value of the equity instruments issued to acquire Mercato and the fair value of the identifiable net assets acquired, as noted below: